Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

6. Stockholders’ Equity

Warrants

As of September 30, 2017, warrants to purchase 71,257 shares of common stock remain outstanding, of which 24,419 warrants to purchase shares of common stock are at a weighted average exercise price of $9.90 and 46,838 warrants to purchase shares of common stock are at an exercise price of $0.62.

Common Stock

On December 1, 2015, the Company entered into a Controlled Equity Offering Sales Agreement, or Sales Agreement, with Cantor Fitzgerald, as a sales agent pursuant to which the Company may offer and sell from time to time, through Cantor Fitzgerald shares of Neothetics common stock, par value $0.0001 per share, having an aggregate offering price of up to $20.0 million. The minimum share price for this Controlled Equity Offering is selected at the discretion of the board of directors. Through September 30, 2017, no shares of common stock have been sold pursuant to this Sales Agreement.

Stock Compensation Plans

The following table summarizes the Company’s stock compensation plan activity for the nine months ended September 30, 2017:

	Options Outstanding	Weighted Average Exercise Price
Outstanding and exercisable at December 31, 2016	871,203	$2.95
Granted	875,300	$1.88
Exercised	(3,251)	$1.06
Forfeited	(177,679)	$2.17

Outstanding and exercisable at September 30, 2017	1,565,573	$2.44

The Company recognized non-cash share-based compensation expense related to its 2014 Employee Stock Purchase Plan, restricted stock awards and stock options granted to employees and directors as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
General and administrative	$110,976	$67,687	$365,556	$851,837
Research and development	32,364	15,331	199,854	118,544

	$143,340	$83,018	$565,410	$970,381

Common Stock Reserved for Future Issuance

The following shares of common stock are reserved for future issuance at September 30, 2017:

Warrants issued and outstanding	71,257
Stock options issued and outstanding	1,565,573
Authorized for future awards under stock compensation plans	2,131,598
Employee Stock Purchase Plan	574,460

4,342,888

6. Convertible Preferred Stock and Stockholders’ Equity

Common Stock

On December 1, 2015, the Company entered into a Controlled Equity Offering Sales Agreement with Cantor Fitzgerald, as a sales agent pursuant to which the Company may offer and sell from time to time, through Cantor Fitzgerald shares of Neothetics common stock, par value $0.0001 per share, having an aggregate offering price of up to $20.0 million. The minimum share price for this Controlled Equity Offering is selected at the discretion of the board of directors.

The Company cannot provide any assurances that it will issue any shares pursuant to the Sales Agreement. Subject to the terms and conditions of the Sales Agreement, Cantor Fitzgerald will use commercially reasonable efforts consistent with its normal trading and sales practices, applicable state and federal law, rules and regulations and the rules of the NASDAQ Capital Market to sell shares from time to time based upon Neothetics’ instructions, including any price, time or size limits specified by Neothetics. Under the Sales Agreement, Cantor Fitzgerald may sell shares by any method deemed to be an “at-the-market” offering as defined in Rule 415 under the U.S. Securities Act of 1933, as amended, or any other method permitted by law, including in privately negotiated transactions. Neothetics will pay Cantor Fitzgerald a commission of 3.0% of the aggregate gross proceeds from each sale of shares and has agreed to provide Cantor Fitzgerald with customary indemnification and contribution rights. Neothetics has also agreed to reimburse Cantor Fitzgerald for legal fees and disbursements, not to exceed $50,000 in the aggregate, in connection with entering into the Sales Agreement.

The Sales Agreement may be terminated by Cantor Fitzgerald or Neothetics at any time upon notice to the other party, or by Cantor Fitzgerald at any time in certain circumstances, including the occurrence of a material and adverse change in Neothetics’ business or financial condition that makes it impractical or inadvisable to market the shares or to enforce contracts for the sale of the shares. As of December 31, 2016, no shares were issued pursuant to the Sales Agreement.

Stock Compensation Plan

The Company adopted a Stock Option Plan in 2007, or the 2007 Plan under which 1,271,360 shares of common stock were reserved for issuance to employees, non-employee directors, and consultants of the Company. Effective upon the completion of the Company’s IPO, the board of directors determined not to grant any further awards under the 2007 Plan.

In September 2014, the Company’s board of directors and stockholders approved and adopted the 2014 Equity Incentive Plan (the 2014 Plan). The 2014 Plan became effective immediately prior to the Company’s IPO. A total of 1,000,000 shares of common stock were initially reserved for issuance under the 2014 Plan. This reserve automatically increased on January 1, 2015 and will continue to increase each subsequent anniversary through 2024, by an amount equal to the smaller of (a) 4% of the number of shares of common stock issued and outstanding on the date immediately preceding December 31 and (b) an amount determined by our board of directors. All shares that remained available, expired, or otherwise terminated without having been exercised in full and unvested shares that were forfeited to or repurchased by us under the 2007 Plan were rolled into 2014 Plan. The 2014 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, or RSU’s, performance shares, and units and other cash-based or share-based awards. In addition, the 2014 Plan contains a mechanism through which we may adopt a deferred compensation arrangement in the future. Recipients of stock options shall be eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant.

The following table summarizes stock option and restricted stock award transactions under the 2014 Plan during the years ended December 31, 2016, December 2015 and 2014:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life — Years	Total Intrinsic Value
Outstanding at December 31, 2013	368,566	$1.59	6.2
Granted	906,752	$1.68
Exercised	(54,920)	$1.39
Forfeited	(21,568)	$1.33

Outstanding at December 31, 2014	1,198,830	$1.68	8.3	$10,489,128

Granted	400,719	$7.28
Exercised	(97,348)	$0.99		$767,354
Forfeited	(139,174)	$4.49

Outstanding at December 31, 2015	1,363,027	$3.09	7.9	$244,998

Granted	563,856	$1.09
Exercised	(78,480)	$0.43		$37,646
Forfeited	(977,200)	$2.27

Outstanding and exercisable at December 31, 2016	871,203	$2.95	8.6	$18,363

Vested and options expected to vest at December 31, 2016	840,403	$3.00	8.6	$15,934

The 2014 Plan allows for the exercise of unvested options, which are subject to repurchase until vesting occurs. All options exercised to date were fully vested at date of exercise. No grants expired during the year ended December 31, 2016.

The weighted average fair value of options granted was $0.46 and 3.14 for the twelve months ended December 31, 2016 and December 31, 2015, respectively. The weight average fair value of options vested was $1.50 at December 31, 2016. Total cash received upon the exercise of stock options was $33,542 for the year ended December 31, 2016. The unrecognized compensation cost related to non-vested stock options and restricted stock awards outstanding at December 31, 2016 and December 31, 2015, net of expected forfeitures, was $420,339 and $3,102,234, respectively, to be recognized over a weighted-average remaining vesting period of approximately 1.7 and 2.6 years, respectively.

Share-Based Compensation

The estimated fair value of each option award granted was determined on the date of grant using the Black-Scholes option-pricing valuation model with the following weighted-average assumptions for options grants.

	Year Ended December 31,
	2016	2015	2014
Weighted Average Assumptions:
Risk-free interest rate	1.61%	1.69%	1.85%
Expected dividend yield	0%	0%	0%
Expected volatility	44.89%	43.72%	87.00%
Expected term (in years)	5.4	5.8	6.0

The risk-free interest rate assumption was based on the yield of an applicable rate for U.S. Treasury instruments with maturities similar to those of the expected term of the award being valued. The assumed dividend yield was based on the Company never paying cash dividends and having no expectation of paying cash dividends in the foreseeable future. The weighted average expected term of options was calculated using the simplified method as permitted by accounting guidance for stock-based compensation. In addition, due to the Company’s limited historical data, the estimated volatility was calculated based upon the historical volatility of comparable companies in the biotechnology industry whose share prices are publicly available for a sufficient period of time.

Employee Stock Purchase Plan

In November 2014, the Company adopted the 2014 Employee Stock Purchase Plan (the “ESPP”), which enables eligible employees to purchase shares of the Company’s common stock using their after tax payroll deductions of up to 15% of their eligible compensation, subject to certain restrictions.

The ESPP initially authorized the issuance of 170,000 shares of common stock pursuant to purchase rights granted to employees. The number of shares of common stock reserved for issuance automatically increased on January 1, 2015 and will continue to increase on each January 1 thereafter through January 1, 2024, by the smaller of (a) 1.0% of the total issued and outstanding Shares on the preceding December 31, and (b) a number of Shares determined by the Board of Directors of the Company. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the Code.

The Company estimates the fair value of shares issued to employees under the ESPP using a Black-Scholes option-pricing model. The Black-Scholes model requires the use of subjective and complex assumptions, including (a) the expected stock price volatility, (b) the calculation of the expected term of the award, (c) the risk free interest rate and (d) the expected dividend yield, which determine the fair value of share-based awards.

There were no shares issued under the ESPP during the year ended December 31, 2016.

The weighted average assumptions used to estimate the fair value of shares issued under the ESPP in the years ended December 31, 2015 and 2014 using the Black-Scholes option pricing model were as follows:

	For the Year Ended
	2015	2014
Weighted Average Assumptions:
Risk-free interest rate	0.39%	0.34%
Expected dividend yield	0%	0%
Expected volatility	45.13%	45.43%
Expected term (in years)	1.23	1.27

The Company recognized non-cash share-based compensation expense related to its ESPP, restricted stock awards and stock options granted to employees and directors in its research and development and its general and administrative functions as follows:

	Year Ended December 31,
	2016	2015	2014
Research and development	$163,996	$410,099	$235,867
General and administrative	918,869	974,682	377,085

	$1,082,865	$1,384,781	$612,952

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance is as follows:

	December 31, 2016	December 31, 2015
Warrants issued and outstanding	71,257	71,257
Stock options and restricted stock awards issued and outstanding	871,203	1,363,027
Authorized for future option grants	2,276,079	1,312,734
Employee stock purchase plan	436,175	298,675

	3,654,714	3,045,693